Offerings - Offering: 1	Jul. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock
Amount Registered | shares	957,265,416
Maximum Aggregate Offering Price	$ 7,635,732,747
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,169,030.68
Offering Note
(1)
Represents the maximum number of shares of New Paramount Class B common stock that may be issued upon completion of the transactions described in the information statement/prospectus, comprising of (a) 626,488,409 shares of New Paramount Class B common stock, which is the estimated maximum number of shares of New Paramount Class B common stock that may be issuable to holders of Paramount Class B common stock (other than the Specified Stockholders) pursuant to elections to receive shares of New Paramount Class B common stock that have been properly made and not revoked or deemed revoked pursuant to the terms of the Transaction Agreement, (b) up to 14,110,340 shares of New Paramount Class B common stock, which is the estimated maximum number of shares of New Paramount Class B common stock that may be issuable to holders of Paramount Class A common stock (other than the Specified Stockholders) pursuant to elections to receive shares of New Paramount Class B common stock that have been properly made and not revoked or deemed revoked pursuant to the terms of the Transaction Agreement, and (c) 316,666,667 shares of New Paramount Class B common stock issuable to holders of Skydance Membership Units as determined in accordance with the Transaction Agreement and the Skydance LLC Agreement. For the avoidance of doubt, NAI and its applicable subsidiaries will not receive any shares of Paramount Class B common stock that are registered pursuant to this registration statement. Defined terms used but not defined herein have the meanings ascribed to such terms in the registration statement.

(2)
Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act, as amended (the “Securities Act”), the proposed maximum offering price of the New Paramount Class B common stock to be registered was calculated based on (A) pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act and Rule
0-11(a)(4)
promulgated under the Exchange Act, the product of (i) $21.88, the average of the high and low sales prices of the shares of Paramount Class A common stock (as defined in the information statement/prospectus), as reported on Nasdaq on October 30, 2024 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission), multiplied by (ii) 9,202,596, the estimated maximum number of shares of Paramount Class A common stock to be canceled in the transaction, plus (B) pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act and Rule
0-11(a)(4)
promulgated under the Exchange Act, the product of (i) $10.53, the average of the high and low sales prices of the shares of Paramount Class B common stock (as defined in the information statement/prospectus), as reported on Nasdaq on October 30, 2024 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission), multiplied by (ii) 626,488,409, the estimated maximum number of shares of Paramount Class B common stock to be canceled in the transaction, plus (C) pursuant to Rule 457(f)(2) promulgated under the Securities Act and Rule
0-11(a)(4)
promulgated under the Exchange Act, the total equity of Skydance, as of June 30, 2024, of $837,457 thousand, which, because there is no market for the Skydance Membership Units, represents the book value of all Skydance Membership Units as of June 30, 2024.

(3)	Registrant previously paid $1,169,030.68 in connection with the initial filing of this registration statement, satisfying the required registration fee.